As filed with the Securities and Exchange Commission on March 21, 2011
Securities Act File No. 333-169396
Investment Company Act File No.  811-07642

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

_____________

FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.

☒	Post-Effective Amendment No. 1

(Check appropriate box or boxes)

BLACKROCK MUNIASSETS FUND, INC.
(Exact name of registrant as specified in charter)
100 Bellevue Parkway
Wilmington, Delaware  19809
(Address of Principal Executive Offices)
Telephone Number:  (800) 882-0052
(Area Code and Telephone Number)

John Perlowski
President and Chief Executive Officer
BlackRock MuniAssets Fund, Inc.
55 East 52nd Street
New York, New York 10055
(Name and Address of Agent for Service)
_____________

Copies to:
Michael K. Hoffman, Esq. Skadden, Arps, Slate, Meagher & Flom LLP 4 Times Square New York, NY 10036-6522	Ira P. Shapiro, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, NY 10055

EXPLANATORY NOTE

The Joint Proxy Statement/Prospectus and Statement of Additional Information, each in the form filed on November 12, 2010 pursuant to Rule 497 of the General Rules and Regulations under the Securities Act of 1933, as amended (File No. 333-169396), are incorporated herein by reference.

This amendment is being filed in order to file, as Exhibit 1(d) to this Registration Statement, the Articles Supplementary of the Registrant, and as Exhibit 12 to this Registration Statement, the tax opinion of Skadden, Arps, Slate, Meagher & Flom LLP, tax counsel for the Registrant.

PART C:  OTHER INFORMATION

ITEM 15.  Indemnification

There has been no change in the information set forth in Item 15 of the most recently filed Registration Statement of BlackRock MuniAssets Fund, Inc. (the “Registrant”) on Form N-14 under the Securities Act of 1933 (File No. 333-169396), as filed with the Securities and Exchange Commission on November 9, 2010, which information is incorporated herein by reference.

Item 16.  Exhibits

1	(a)	—Articles of Incorporation, dated April 14, 1993. (a)

	(b)	—Articles of Amendment to Articles of Incorporation, dated May 5, 1993. (b)

	(c)	—Articles of Amendment to Articles of Incorporation, dated September 14, 2006. (c)
	(d)	—Articles Supplementary, dated September 17, 2010.*

2		—Amended and Restated Bylaws of the Registrant. (d)

3		—Not Applicable.

4		—Form of Agreement and Plan of Reorganization. (e)

5	(a)	—Portions of the Articles of Incorporation and the Amended and Restated Bylaws of the Registrant defining the rights of stockholders. (f)

	(b)	—Form of specimen certificate for the Common Stock of the Registrant. (f)

6	(a)	—Investment Management Agreement between the Registrant and BlackRock Advisors, LLC. (c)

	(b)	—Sub-Investment Advisory Agreement between the Registrant and BlackRock Investment Management, LLC. (c)

7		—Not applicable.

8		—Form of Second Amended and Restated Deferred Compensation Plan. (f)

9		—Custodian Agreement between the Fund and The Bank of New York. (c)

10		—Not applicable.

11		—Opinion and Consent of Miles & Stockbridge P.C., special counsel for the Registrant. (f)

12		—Tax opinion of Skadden, Arps, Slate, Meagher & Flom LLP relating to Registrant’s acquisition of BlackRock Apex Municipal Fund, Inc.*

13	(a)	—Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Registrant and The Bank of New York. (g)

	(b)	—Administrative Services Agreement between the Registrant and State Street Bank and Trust Company. (c)

14		—Consent of the independent registered public accounting firm for the Registrant and BlackRock Apex Municipal Fund, Inc. (f)

15		—Not applicable.

16		—Power of Attorney. (c)

17	—Form of Proxy Cards. (f)

*	Filed herewith.

(a)	Filed as Exhibit 1(a) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-65446) filed on September 10, 2001.

(b)	Filed as Exhibit 1(b) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-65446) filed on September 10, 2001.

(c)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 (333-169396) filed on September 15, 2010.

(d)	Filed as Exhibit 3.1 to the Registrant’s Form 8-K filed on September 21, 2010.

(e)	Included in the Statement of Additional Information as Appendix A.

(f)	Filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 (333-169396) filed on November 9, 2010.

(g)	Filed as Exhibit 13 to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-65446) filed on September 10, 2001.

ITEM 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable Exchange registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and the State of New York, on March 21, 2011.

BLACKROCK MUNIASSETS FUND, INC.

By:	/s/ John Perlowski
	Name:	John Perlowski
	Title:	President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ John Perlowski	President and Chief Executive Officer	March 21, 2011
John Perlowski

/s/ Neal J. Andrews	Chief Financial Officer	March 21, 2011
Neal J. Andrews

*	Director	March 21, 2011
Richard E. Cavanagh

*	Director	March 21, 2011
Frank J. Fabozzi

*	Director	March 21, 2011
Kathleen F. Feldstein

*	Director	March 21, 2011
James T. Flynn

*	Director	March 21, 2011
Jerrold B. Harris

*	Director	March 21, 2011
R. Glenn Hubbard

*	Director	March 21, 2011
W. Carl Kester

*	Director	March 21, 2011
Karen P. Robards

*	Director	March 21, 2011
Richard S. Davis

*	Director	March 21, 2011
Henry Gabbay

*By: /s/ Neal J. Andrews	Attorney-in-Fact	March 21, 2011
Neal J. Andrews

SCHEDULE OF EXHIBITS TO FORM N-14
BLACKROCK MUNIASSETS FUND, INC.

Exhibit
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1 (d)	Articles Supplementary, dated September 17, 2010

12	Tax opinion of Skadden, Arps, Slate, Meagher & Flom LLP relating to Registrant's acquisition of BlackRock Apex Municipal Fund, Inc.